Quarterly Report
April 30, 2024
MFS®  Global High Yield Fund
HYO-Q1

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.5%
Automotive – 0.5%
IHO Verwaltungs GmbH, 3.875%, 5/15/2027	EUR	950,627	$985,880
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$462,143
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	159,360
			$621,503
Broadcasting – 0.8%
Banijay Entertainment S.A.S.U., 7%, 5/01/2029 (n)	EUR	458,000	$512,053
Banijay Entertainment S.A.S.U., 7%, 5/01/2029		150,000	167,703
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		507,293	516,885
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		510,000	473,381
WMG Acquisition Corp., 2.25%, 8/15/2031		100,000	92,820
			$1,762,842
Building – 0.5%
HT Troplast GmbH, 9.375%, 7/15/2028 (n)	EUR	364,000	$403,999
HT Troplast GmbH, 9.375%, 7/15/2028		229,000	254,164
Standard Industries, Inc., 2.25%, 11/21/2026 (n)		430,000	433,245
			$1,091,408
Business Services – 0.9%
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	472,000	$517,822
Nexi S.p.A., 2.125%, 4/30/2029		1,310,000	1,248,443
			$1,766,265
Cable TV – 1.1%
Summer BidCo B.V., 10%, 2/15/2029 (n)(w)	EUR	600,000	$645,062
United Group B.V., 5.25%, 2/01/2030		284,000	289,446
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	270,000	300,705
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	714,585
Ziggo B.V., 2.875%, 1/15/2030		300,000	282,073
			$2,231,871
Chemicals – 0.5%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$619,000	$514,473
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	451,891
			$966,364
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,105,000	$1,027,650
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		845,144	340,593
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		457,786	59,512
			$1,427,755
Consumer Products – 0.6%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	237,000	$261,248
Coty, Inc., 5.75%, 9/15/2028		125,000	137,789
International Design Group S.p.A., 10%, 11/15/2028 (n)		708,000	771,299
			$1,170,336
Consumer Services – 0.8%
Verisure Holding AB, 3.25%, 2/15/2027	EUR	315,000	$322,301
Verisure Holding AB, 5.5%, 5/15/2030 (n)		537,000	573,086
Verisure Midholding AB, 5.25%, 2/15/2029		810,000	832,016
			$1,727,403

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.2%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	$730,831
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	495,000	535,527
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$840,000	714,840
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	599,721
			$2,580,919
Emerging Market Quasi-Sovereign – 2.0%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$826,519
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		367,000	341,677
Petroleos Mexicanos, 6.5%, 3/13/2027		$545,000	510,423
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	390,019
Petroleos Mexicanos, 10%, 2/07/2033		560,000	548,667
Petroleos Mexicanos, 6.5%, 6/02/2041		1,635,000	1,080,178
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	515,200
			$4,212,683
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$382,000	$395,327
Entertainment – 0.4%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$232,796
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	460,000	596,578
			$829,374
Financial Institutions – 1.0%
Citycon Treasury B.V., 1.625%, 3/12/2028	EUR	450,000	$409,249
Citycon Treasury B.V., 6.5%, 3/08/2029		250,000	267,775
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)	GBP	390,000	406,976
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	470,000	403,123
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		373,000	299,070
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171 (a)		805,000	210,742
			$1,996,935
Food & Beverages – 0.8%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$323,840
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		966,000	901,848
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		457,000	371,693
			$1,597,381
Gaming & Lodging – 1.2%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$689,284
Allwyn International A.S., 3.875%, 2/15/2027		445,000	461,251
Flutter Treasury DAC, 5%, 4/29/2029 (n)		126,000	136,359
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	439,566
NH Hotel Group S.A., 4%, 7/02/2026		325,000	344,239
Playtech PLC, 5.875%, 6/28/2028		476,000	501,637
			$2,572,336
Industrial – 0.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	228,000	$243,130
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	555,000	$574,409
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$604,022

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	488,000	$533,241
Laboratoire Eimer Selas, 5%, 2/01/2029		594,000	508,103
			$1,041,344
Metals & Mining – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$128,705
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	461,234
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	266,154
			$856,093
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$645,000	$550,511
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	380,000	$400,433
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)		251,000	267,867
Iliad S.A., 5.625%, 2/15/2030		300,000	326,563
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	852,969
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		200,000	204,304
			$2,052,136
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$429,000	$408,430
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		724,473	627,674
			$1,036,104
Other Banks & Diversified Financials – 1.1%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$677,510
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		954,000	966,510
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	645,000	586,813
			$2,230,833
Pharmaceuticals – 1.8%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028	EUR	457,000	$468,812
Cheplapharm Arzneimittel GmbH, 7.5%, 5/15/2030 (n)		345,000	386,084
Grifols S.A., 3.2%, 5/01/2025		617,000	654,977
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		946,000	1,010,853
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	232,627
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	980,262
			$3,733,615
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$322,074
Real Estate - Office – 0.2%
Alstria Office AG, REIT, 1.5%, 11/15/2027	EUR	500,000	$434,930
Restaurants – 0.2%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$500,119
Retailers – 1.2%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	385,000	$511,746
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)		350,000	435,068
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$1,044,000	1,004,412
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	572,000	475,085
			$2,426,311

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	253,000	$240,020
CTEC II GmbH, 5.25%, 2/15/2030		325,000	308,327
			$548,347
Specialty Stores – 0.5%
Dufry One B.V., 3.375%, 4/15/2028	EUR	1,090,000	$1,119,626
Supermarkets – 1.8%
ELO SACA, 4.875%, 12/08/2028	EUR	1,800,000	$1,840,752
Eroski Sociedad Cooperativa, 10.625%, 4/30/2029 (n)		685,000	782,520
Ocado Group PLC, 3.875%, 10/08/2026	GBP	462,000	501,907
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	594,000	605,391
			$3,730,570
Telecommunications - Wireless – 2.3%
Altice France Holding S.A., 3.375%, 1/15/2028	EUR	286,000	$200,639
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		900,000	871,184
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	627,834
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$797,400	735,748
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	642,000	680,929
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	322,343
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	805,000	773,100
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		569,000	549,847
			$4,761,624
Transportation - Services – 1.6%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$441,213	$422,432
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,180,000	1,134,313
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		100,000	96,128
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$663,000	659,467
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		440,000	362,269
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	617,000	606,589
			$3,281,198
Utilities - Electric Power – 3.3%
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		$595,000	$586,981
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		436,001	388,259
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		265,000	257,209
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	651,234
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		258,000	251,934
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	714,417
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		672,490	627,097
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	687,485
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	660,031
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		635,458	606,056
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	649,965
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	823,591
			$6,904,259
Utilities - Gas – 0.5%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	200,000	$185,216
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	779,070
			$964,286
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,386,000	$1,344,210
Total Bonds			$67,196,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 67.1%
Bond Funds – 65.7%
MFS High Yield Pooled Portfolio (v)	16,698,993	$135,762,816
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,929,095	$2,929,095
Total Investment Companies		$138,691,911
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Trade	$ 1,381,734	7	$10,122
Other Assets, Less Liabilities – 0.4%	887,085
Net Assets – 100.0%	$206,785,451
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $138,691,911 and $67,206,455, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,922,540, representing 15.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	719,772	USD	768,624	NatWest Markets PLC	7/19/2024	$2,195
GBP	674,751	USD	841,318	HSBC Bank	7/19/2024	2,188
USD	575,239	EUR	537,000	HSBC Bank	7/19/2024	154
USD	605,887	EUR	563,670	JPMorgan Chase Bank N.A.	7/19/2024	2,240
USD	1,906,923	EUR	1,771,204	State Street Bank Corp.	7/19/2024	10,101
USD	440,300	GBP	350,805	Morgan Stanley Capital Services, Inc.	7/19/2024	1,759
						$18,637
Liability Derivatives
EUR	544,956	USD	583,778	UBS AG	7/19/2024	$(172)
EUR	401,622	USD	432,153	UBS AG	7/19/2024	(2,048)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	545,794	EUR	510,871	Deutsche Bank AG	7/19/2024	$(1,308)
USD	37,978,192	EUR	35,536,547	Morgan Stanley Capital Services, Inc.	7/19/2024	(78,685)
USD	437,875	EUR	410,676	State Street Bank Corp.	7/19/2024	(1,927)
USD	134,813	EUR	126,000	UBS AG	7/19/2024	(123)
USD	628,401	GBP	505,157	Barclays Bank PLC	7/19/2024	(3,096)
USD	2,819,508	GBP	2,263,347	BNP Paribas S.A.	7/19/2024	(9,901)
						$(97,260)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	2	$239,364	June – 2024	$5,192
At April 30, 2024, the fund had cash collateral of $289,470 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$10,122	$—	$—	$10,122
Non - U.S. Sovereign Debt	—	4,212,683	—	4,212,683
U.S. Corporate Bonds	—	3,430,175	—	3,430,175
Foreign Bonds	—	59,553,475	—	59,553,475
Mutual Funds	138,691,911	—	—	138,691,911
Total	$138,702,033	$67,196,333	$—	$205,898,366
Other Financial Instruments
Futures Contracts – Assets	$5,192	$—	$—	$5,192
Forward Foreign Currency Exchange Contracts – Assets	—	18,637	—	18,637
Forward Foreign Currency Exchange Contracts – Liabilities	—	(97,260)	—	(97,260)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$138,828,262	$7,335,292	$8,543,805	$(1,697,521)	$(159,412)	$135,762,816
MFS Institutional Money Market Portfolio	2,866,464	20,697,529	20,634,346	(266)	(286)	2,929,095
	$141,694,726	$28,032,821	$29,178,151	$(1,697,787)	$(159,698)	$138,691,911
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,374,948	$—
MFS Institutional Money Market Portfolio	78,219	—
	$2,453,167	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2024, are as follows:
United States	57.0%
United Kingdom	4.2%
France	4.1%
Canada	3.5%
Mexico	3.4%
Spain	3.1%
Italy	2.5%
Netherlands	2.4%
Brazil	2.4%
Other Countries	17.4%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.